Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost	$ 13,284,387	$ 2,206,400	$ 1,799,940	$ 1,408,618
Acquisitions (note 4)		12,936,374
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(2,264,147)
Balance at beginning of period, Accumulated depreciation	1,124,883	308,652	173,908	94,405
Additions	1,935	310,946	576,472	439,137
Reclassifications
Foreign exchange movements	280,691	94,814	(170,012)	(24,067)
Balance at end of period, Cost	13,567,013	13,284,387	2,206,400	1,799,940
Depreciation		1,037,187	155,073
Depreciation – Bophelo		109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(376,712)
Net book value	11,556,836	12,159,504	1,897,748	1,626,032
Foreign exchange movements	75,034	45,797	(20,329)	(5,084)
Balance at end of period, Accumulated depreciation	2,010,177	1,124,883	308,652	173,908
Land [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost	885,237
Acquisitions (note 4)		872,336
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Balance at beginning of period, Accumulated depreciation
Additions
Reclassifications
Foreign exchange movements	15,382	12,901
Balance at end of period, Cost	900,619	885,237
Depreciation
Depreciation – Bophelo
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Net book value	900,619	885,237
Foreign exchange movements
Balance at end of period, Accumulated depreciation
Plant and equipment
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost	12,135,221	590,011	586,360	449,044
Acquisitions (note 4)		11,817,462
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(663,404)
Balance at beginning of period, Accumulated depreciation	1,053,249	174,854	123,710	67,113
Additions		108,933	53,808	172,369
Reclassifications
Foreign exchange movements	255,388	282,219	(50,157)	(11,305)
Balance at end of period, Cost	12,390,609	12,135,221	590,011	586,360
Depreciation		972,872	63,785
Depreciation – Bophelo		32,549
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(195,441)
Net book value	10,497,745	11,081,972	415,157	462,650
Foreign exchange movements	68,383	68,415	(12,641)	(3,615)
Balance at end of period, Accumulated depreciation	1,892,864	1,053,249	174,854	123,710
Leasehold improvements [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost		1,089,694	293,437	304,770
Acquisitions (note 4)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,088,572)
Balance at beginning of period, Accumulated depreciation		108,623	36,324	22,489
Additions	1,490	66,110	493,136
Reclassifications			360,695
Foreign exchange movements	40	(67,232)	(57,574)	(11,333)
Balance at end of period, Cost	1,530		1,089,694	293,437
Depreciation			78,352
Depreciation – Bophelo		49,538
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(149,161)
Net book value	1,377		981,071	257,113
Foreign exchange movements	4	(9,000)	(6,053)	(1,115)
Balance at end of period, Accumulated depreciation	153		108,623	36,324
Motor vehicles [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost	92,255	47,623	36,998	38,427
Acquisitions (note 4)		89,513
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(54,767)
Balance at beginning of period, Accumulated depreciation	30,519	23,505	13,874	4,803
Additions		10,489	14,214
Reclassifications
Foreign exchange movements	3,270	(603)	(3,589)	(1,429)
Balance at end of period, Cost	95,525	92,255	47,623	36,998
Depreciation		27,883	11,208
Depreciation – Bophelo		6,577
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(28,357)
Net book value	43,073	61,736	24,118	23,124
Foreign exchange movements	2,339	911	(1,577)	(354)
Balance at end of period, Accumulated depreciation	52,452	30,519	23,505	13,874
Computer equipment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost	42,439	10,124
Acquisitions (note 4)		32,703
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(14,851)
Balance at beginning of period, Accumulated depreciation	26,344	1,206
Additions	408	13,348	10,427
Reclassifications
Foreign exchange movements	3,443	1,115	(303)
Balance at end of period, Cost	46,290	42,439	10,124
Depreciation		22,942	1,245
Depreciation – Bophelo		20,832
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(2,877)
Net book value	8,220	16,095	8,918
Foreign exchange movements	3,097	(15,759)	(39)
Balance at end of period, Accumulated depreciation	38,070	26,344	1,206
Fixtures and fittings [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost	129,235	4,695
Acquisitions (note 4)		124,360
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(5,436)
Balance at beginning of period, Accumulated depreciation	14,771	464
Additions	37	3,435	4,887
Reclassifications
Foreign exchange movements	3,168	2,181	(192)
Balance at end of period, Cost	132,440	129,235	4,695
Depreciation		13,490	483
Depreciation – Bophelo		463
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(876)
Net book value	105,802	114,464	4,231
Foreign exchange movements	1,211	1,230	(19)
Balance at end of period, Accumulated depreciation	26,638	14,771	464
Capital work-in- progress [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of period, Cost		464,253	883,145	616,377
Acquisitions (note 4)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(437,117)
Additions		108,631		266,768
Reclassifications			(360,695)
Foreign exchange movements		(135,767)	(58,197)
Balance at end of period, Cost			464,253	883,145
Net book value			$ 464,253	$ 883,145